Acquisitions and divestitures - (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	$ (117)
Alianca Geracao Energia S A [Member]
IfrsStatementLineItems [Line Items]
Acquisitions and divestitures	$ (117)